Consolidated Statements Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	[1]	Mar. 31, 2018
Income Statement1 [Abstract]
Revenue	¥ 3,291,188	¥ 2,097,224		¥ 1,770,531
Cost of sales	(1,089,764)	(651,729)		(495,921)
Selling, general and administrative expenses	(964,737)	(717,599)		(628,106)
Research and development expenses	(492,381)	(368,298)		(325,441)
Amortization and impairment losses on intangible assets associated with products	(455,420)	(178,617)		(122,131)
Other operating income	60,213	159,863		169,412
Other operating expenses	(248,691)	(103,159)		(126,555)
Operating profit	100,408	237,685		241,789
Finance income	27,831	16,843		39,543
Finance expenses	(165,006)	(83,289)		(31,928)
Share of loss of investments accounted for using the equity method	(23,987)	(43,627)		(32,199)
Profit (loss) before tax	(60,754)	127,612		217,205
Income tax (expenses) benefit	105,044	7,468		(30,497)
Net profit for the year	44,290	135,080	[2],[3],[4]	186,708
Attributable to:
Owners of the Company	44,241	135,192		186,886
Non-controlling interests	49	(112)		(178)
Net profit for the year	¥ 44,290	¥ 135,080	[2],[3],[4]	¥ 186,708
Earnings per share
Basic earnings per share (in jpy per share)	¥ 28.41	¥ 140.61		¥ 239.35
Diluted earnings per share (in jpy per share)	¥ 28.25	¥ 139.82		¥ 237.56

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.